Earnings per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per Share
Profit attributable to equity holders of SAP SE	€ 5,256	€ 5,145	€ 3,321
Issued ordinary shares	1,229	1,229	1,229
Effect of treasury shares	(49)	(46)	(35)
Weighted average shares outstanding, basic	1,180	1,182	1,194
Weighted average shares outstanding, diluted	1,180	1,182	1,194
Earnings per share, basic, attributable to equity holders of SAP SE (in )	€ 4.46	€ 4.35	€ 2.78
Earnings per share, diluted, attributable to equity holders of SAP SE (in )	€ 4.46	€ 4.35	€ 2.78